Commitments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments [Abstract]
Operating Leases, Rent Expense	$ 129.0	$ 122.7	$ 120.2
Operating Leases, Future Minimum Payments Due, Current	110.7
Operating Leases, Future Minimum Payments, Due in Two Years	77.8
Operating Leases, Future Minimum Payments, Due in Three Years	62.0
Operating Leases, Future Minimum Payments, Due in Four Years	43.1
Operating Leases, Future Minimum Payments, Due in Five Years	28.2
Operating Leases, Future Minimum Payments, Due Thereafter	86.4
Operating Leases, Future Minimum Payments Due	408.2
Unrecorded Unconditional Purchase Obligation, Due within One Year	477.3
Unrecorded Unconditional Purchase Obligation, Due within Two Years	76.0
Unrecorded Unconditional Purchase Obligation, Due within Three Years	77.0
Unrecorded Unconditional Purchase Obligation	$ 630.3